Financial Risk Management and Fair Values of Financial Instruments - Schedule of Breakdown of Trade Receivables Before Expected Credit Losses (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	RM 36,044,627	$ 8,529,859	RM 37,060,714
Third-party retail outlet customers [Member]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	64,121	15,174	32,716
Third-party industrial business customers [Member]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	35,897,665	8,495,081	35,895,157
Related party customers [Member]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses [Line Items]
Total trade receivables, gross	RM 82,841	$ 19,604	RM 1,132,841